Note 6 - Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory, Net	$ 53,950	$ 38,127
Inventory, Valuation Reserve	10.00%